Transamerica Bond

SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 14.9%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (A)	$ 558,819	$ 597,538
Accelerated LLC
Series 2021-1H, Class B,
1.90%, 10/20/2040 (A)	4,978,236	4,837,983
Series 2021-1H, Class D,
3.58%, 10/20/2040 (A)	2,981,517	2,902,036
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2,
1.94%, 08/15/2046 (A)	4,500,000	4,331,684
Anchorage Capital CLO 16 Ltd.
Series 2020-16A, Class CR,
3-Month LIBOR + 2.40%, 0.00% (B), 01/19/2035 (A)	2,700,000	2,701,542
Anchorage Capital CLO 9 Ltd.
Series 2016-9A, Class AR2,
3-Month LIBOR + 1.14%, 1.38% (B), 07/15/2032 (A)	3,600,000	3,602,128
Apidos CLO XXXI
Series 2019-31A, Class BR,
3-Month LIBOR + 1.55%, 1.79% (B), 04/15/2031 (A)	2,500,000	2,501,245
Aqua Finance Trust
Series 2021-A, Class A,
1.54%, 07/17/2046 (A)	3,530,206	3,468,230
Battalion CLO XVI Ltd.
Series 2019-16A, Class CR,
3-Month LIBOR + 2.25%, 2.50% (B), 12/19/2032 (A)	3,100,000	3,095,496
Battalion CLO XXI Ltd.
Series 2021-21A, Class A,
3-Month LIBOR + 1.18%, 1.42% (B), 07/15/2034 (A)	2,880,000	2,880,829
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A,
2.94%, 05/25/2029 (A)	134,812	136,094
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (A)	526,819	528,477
Series 2020-A, Class A,
1.55%, 02/28/2036 (A)	1,335,656	1,310,997
CARS-DB4 LP
Series 2020-1A, Class A1,
2.69%, 02/15/2050 (A)	1,103,919	1,107,861
Series 2020-1A, Class A4,
3.19%, 02/15/2050 (A)	5,991,219	6,040,254
CARS-DB5 LP
Series 2021-1A, Class A3,
1.92%, 08/15/2051 (A)	4,120,000	3,981,385
CIFC Funding Ltd.
Series 2015-2A, Class BR2,
3-Month LIBOR + 1.50%, 1.74% (B), 04/15/2030 (A)	7,030,000	7,030,127
Countrywide Asset-Backed Certificates
Series 2002-S3, Class A5,
4.93% (B), 05/25/2032	6,731	6,681

	Principal	Value
ASSET-BACKED SECURITIES (continued)
DataBank Issuer
Series 2021-1A, Class A2,
2.06%, 02/27/2051 (A)	$ 5,727,000	$ 5,525,428
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A,
1.76%, 04/15/2049 (A)	3,375,000	3,197,314
Diamond Resorts Owner Trust
Series 2019-1A, Class A,
2.89%, 02/20/2032 (A)	874,396	882,481
ExteNet LLC
Series 2019-1A, Class A2,
3.20%, 07/26/2049 (A)	2,765,000	2,793,721
GoodLeap Sustainable Home Solutions Trust
2.66%, 01/20/2049 (C)	4,300,000	4,298,974
Series 2021-4GS, Class A,
1.93%, 07/20/2048 (A)	3,090,929	2,970,572
Series 2021-5CS, Class A,
2.31%, 10/20/2048 (A)	3,385,534	3,317,096
GSAA Home Equity Trust
Series 2006-1, Class A3,
1-Month LIBOR + 0.66%, 0.77% (B), 01/25/2036	1,075,288	603,354
Hilton Grand Vacations Trust
Series 2018-AA, Class C,
4.00%, 02/25/2032 (A)	676,411	687,750
HIN Timeshare Trust
Series 2020-A, Class A,
1.39%, 10/09/2039 (A)	2,083,799	2,048,551
ICG US CLO Ltd.
Series 2014-1A, Class A1A2,
3-Month LIBOR + 1.20%, 1.45% (B), 10/20/2034 (A)	4,500,000	4,504,599
JG Wentworth XXI LLC
Series 2010-2A, Class A,
4.07%, 01/15/2048 (A)	398,976	412,220
JGWPT XXIII LLC
Series 2011-1A, Class A,
4.70%, 10/15/2056 (A)	1,251,074	1,381,032
Lehman XS Trust
Series 2005-8, Class 1A3,
1-Month LIBOR + 0.70%, 0.81% (B), 12/25/2035	953,437	1,052,913
Longfellow Place CLO Ltd.
Series 2013-1A, Class AR3,
3-Month LIBOR + 1.00%, 1.24% (B), 04/15/2029 (A)	3,476,126	3,476,196
Mountain View CLO Ltd.
Series 2014-1A, Class BRR,
3-Month LIBOR + 1.45%, 1.69% (B), 10/15/2026 (A)	92,735	92,759
MVW LLC
Series 2019-2A, Class B,
2.44%, 10/20/2038 (A)	888,310	887,593
Series 2021-1WA, Class C,
1.94%, 01/22/2041 (A)	2,729,327	2,679,942
MVW Owner Trust
Series 2019-1A, Class A,
2.89%, 11/20/2036 (A)	1,546,862	1,570,197
NADG NNN Operating LP
Series 2019-1, Class A,
3.37%, 12/28/2049 (A)	5,393,229	5,416,435

Transamerica Funds	Page 1

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
New Residential Advance Receivables Trust
Series 2020-APT1, Class DT1,
2.00%, 12/16/2052 (A)	$ 400,000	$ 398,272
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (A)	13,300,000	13,219,895
Series 2020-T1, Class BT1,
1.82%, 08/15/2053 (A)	2,400,000	2,379,910
Series 2020-T1, Class DT1,
3.01%, 08/15/2053 (A)	3,390,000	3,363,877
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (A)	25,800,000	25,645,881
Series 2020-T2, Class CT2,
2.17%, 09/15/2053 (A)	1,200,000	1,191,008
Series 2020-T3, Class AT3,
1.32%, 10/15/2052 (A)	6,216,000	6,211,904
Series 2020-T3, Class BT3,
1.57%, 10/15/2052 (A)	180,000	179,743
Series 2020-T3, Class CT3,
1.81%, 10/15/2052 (A)	900,000	899,022
Series 2020-T3, Class DT3,
2.46%, 10/15/2052 (A)	720,000	719,657
Octagon 54 Ltd.
Series 2021-1A, Class A1,
3-Month LIBOR + 1.12%, 1.36% (B), 07/15/2034 (A)	2,750,000	2,750,393
Ocwen Master Advance Receivables Trust
Series 2020-T1, Class AT1,
1.28%, 08/15/2052 (A)	9,477,095	9,474,975
Series 2020-T1, Class BT1,
1.77%, 08/15/2052 (A)	1,335,937	1,336,538
Series 2020-T1, Class CT1,
2.32%, 08/15/2052 (A)	553,674	553,941
Series 2020-T1, Class DT1,
3.06%, 08/15/2052 (A)	1,298,463	1,299,422
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (A)	259,866	261,099
Series 2018-A, Class C,
3.74%, 11/08/2030 (A)	525,329	530,768
Series 2019-A, Class A,
3.06%, 04/09/2038 (A)	407,411	411,343
Series 2019-A, Class C,
3.61%, 04/09/2038 (A)	407,409	410,354
OZLM Funding IV Ltd.
Series 2013-4A, Class A2R,
3-Month LIBOR + 1.70%, 1.96% (B), 10/22/2030 (A)	3,750,000	3,751,253
Pikes Peak CLO 4
Series 2019-4A, Class AR,
3-Month LIBOR + 1.20%, 1.44% (B), 07/15/2034 (A)	4,395,000	4,400,098
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class A,
3.69%, 09/20/2035 (A)	676,190	692,618
Series 2018-3A, Class D,
5.20%, 09/20/2035 (A)	727,223	741,988
Series 2019-1A, Class B,
3.42%, 01/20/2036 (A)	514,087	522,326
Series 2019-2A, Class A,
2.59%, 05/20/2036 (A)	703,840	706,347
Series 2019-2A, Class D,
4.54%, 05/20/2036 (A)	714,126	717,800
Series 2020-2A, Class A,
1.33%, 07/20/2037 (A)	352,963	348,738

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC (continued)
Series 2020-2A, Class B,
2.32%, 07/20/2037 (A)	$ 1,714,046	$ 1,712,343
Series 2021-1A, Class C,
1.79%, 11/20/2037 (A)	3,617,444	3,584,206
Series 2021-1A, Class D,
3.17%, 11/20/2037 (A)	2,507,200	2,486,437
SPS Servicer Advance Receivables Trust II
Series 2020-T1, Class AT1,
1.28%, 11/15/2052 (A)	4,754,000	4,741,473
Series 2020-T1, Class CT1,
1.82%, 11/15/2052 (A)	982,000	979,808
Series 2020-T1, Class DT1,
2.37%, 11/15/2052 (A)	540,000	538,811
STORE Master Funding I LLC
Series 2015-1A, Class A2,
4.17%, 04/20/2045 (A)	1,038,719	1,053,096
STORE Master Funding I-VII & XIV
Series 2019-1, Class A3,
3.32%, 11/20/2049 (A)	1,130,617	1,131,461
Sunnova Helios II Issuer LLC
Series 2021-A, Class A,
1.80%, 02/20/2048 (A)	2,546,861	2,471,882
TICP CLO III Ltd.
Series 2018-3R, Class B,
3-Month LIBOR + 1.35%, 1.60% (B), 04/20/2028 (A)	1,250,000	1,250,271
Towd Point Mortgage Trust
Series 2016-2, Class A1A,
2.75% (B), 08/25/2055 (A)	56,218	56,286
Series 2016-4, Class A1,
2.25% (B), 07/25/2056 (A)	164,711	165,160
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (A)	704,192	709,234
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	462,989	466,819
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (A)	2,714,668	2,733,457
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	2,611,172	2,637,284
Series 2018-2, Class A1,
3.25% (B), 03/25/2058 (A)	2,347,198	2,388,030
Series 2018-4, Class A1,
3.00% (B), 06/25/2058 (A)	3,736,774	3,799,930
Series 2018-5, Class A1A,
3.25% (B), 07/25/2058 (A)	1,395,649	1,412,640
Series 2019-1, Class A1,
3.67% (B), 03/25/2058 (A)	6,724,732	6,920,265
Series 2020-4, Class A1,
1.75%, 10/25/2060 (A)	9,743,506	9,651,539
Vantage Data Centers LLC
Series 2020-1A, Class A2,
1.65%, 09/15/2045 (A)	6,085,000	5,875,033
VB-S1 Issuer LLC
Series 2018-1A, Class C,
3.41%, 02/15/2048 (A)	3,100,000	3,098,067
VSE VOI Mortgage LLC
Series 2018-A, Class A,
3.56%, 02/20/2036 (A)	452,348	462,939
Welk Resorts LLC
Series 2019-AA, Class A,
2.80%, 06/15/2038 (A)	974,076	987,536
Wellfleet CLO Ltd.
Series 2015-1A, Class BR4,
3-Month LIBOR + 1.55%, 1.80% (B), 07/20/2029 (A)	3,815,000	3,815,347

Transamerica Funds	Page 2

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Wellfleet CLO Ltd. (continued)
Series 2016-2A, Class A2R,
3-Month LIBOR + 1.58%, 1.83% (B), 10/20/2028 (A)	$ 4,975,000	$ 4,976,075
Series 2017-2A, Class A2R,
3-Month LIBOR + 1.62%, 1.87% (B), 10/20/2029 (A)	4,000,000	4,000,688

Total Asset-Backed Securities (Cost $257,293,303)		256,085,001

CORPORATE DEBT SECURITIES - 51.1%
Aerospace & Defense - 1.0%
BAE Systems PLC
3.40%, 04/15/2030 (A)	1,460,000	1,508,660
Boeing Co.
5.15%, 05/01/2030	3,195,000	3,594,447
5.93%, 05/01/2060	3,432,000	4,361,484
Embraer Finance BV
6.95%, 01/17/2028 (A)	2,343,000	2,540,163
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028 (A)	3,768,000	3,585,119
Northrop Grumman Corp.
3.20%, 02/01/2027	738,000	768,059

		16,357,932

Air Freight & Logistics - 0.3%
GXO Logistics, Inc.
2.65%, 07/15/2031 (A)	5,315,000	5,043,838

Airlines - 1.2%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	2,407,955	2,397,967
3.70%, 04/01/2028	1,175,688	1,172,762
4.00%, 01/15/2027	1,643,983	1,570,561
Continental Airlines Pass-Through Trust
6.90%, 10/19/2023	14,376	14,406
Delta Air Lines Pass-Through Trust
3.20%, 10/25/2025	1,655,000	1,695,923
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.75%, 10/20/2028 (A)	2,086,000	2,225,962
JetBlue Pass-Through Trust
2.75%, 11/15/2033	2,604,923	2,559,798
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50%, 06/20/2027 (A)	2,916,556	3,098,841
United Airlines Holdings, Inc.
4.88%, 01/15/2025	1,500,000	1,509,000
United Airlines Pass-Through Trust
2.70%, 11/01/2033	983,293	966,635
3.75%, 03/03/2028	1,368,824	1,432,629
4.15%, 02/25/2033	1,966,696	2,122,809
US Airways Pass-Through Trust
3.95%, 05/15/2027	224,229	224,175

		20,991,468

Auto Components - 0.3%
Clarios Global LP / Clarios US Finance Co.
6.25%, 05/15/2026 (A)	2,977,000	3,077,474
Weichai International Hong Kong Energy Group Co. Ltd.
Fixed until 09/14/2022 (D), 3.75% (B) (E)	1,600,000	1,617,017

		4,694,491

Automobiles - 0.2%
General Motors Co.
6.25%, 10/02/2043	2,723,000	3,482,243

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks - 6.7%
ABN AMRO Bank NV
Fixed until 12/13/2031, 3.32% (B), 03/13/2037 (A)	$ 4,800,000	$ 4,597,865
Banco Santander SA
2.75%, 05/28/2025 - 12/03/2030	8,400,000	8,257,723
Bank of America Corp.
Fixed until 09/21/2031, 2.48% (B), 09/21/2036	5,337,000	4,953,999
Fixed until 10/24/2050, 2.83% (B), 10/24/2051	5,282,000	4,835,843
4.18%, 11/25/2027	3,120,000	3,350,637
Barclays PLC
Fixed until 03/15/2028 (D), 4.38% (B) (F)	5,310,000	5,013,171
4.84%, 05/09/2028	2,220,000	2,389,189
BBVA Bancomer SA
Fixed until 09/13/2029, 5.88% (B), 09/13/2034 (A)	4,955,000	5,264,687
6.75%, 09/30/2022 (A) (F)	1,500,000	1,548,765
BNP Paribas SA
Fixed until 03/14/2022 (D), 6.75% (A) (B)	2,429,000	2,442,360
BPCE SA
Fixed until 10/19/2031, 3.12% (B), 10/19/2032 (A)	2,583,000	2,491,888
Fixed until 01/14/2032, 3.65% (B), 01/14/2037 (A)	2,690,000	2,657,595
4.50%, 03/15/2025 (A)	4,654,000	4,928,235
Citigroup, Inc.
Fixed until 12/10/2025 (D), 4.00% (B)	3,111,000	3,072,113
Commerzbank AG
8.13%, 09/19/2023 (A)	5,536,000	6,015,037
Credit Suisse AG
6.50%, 08/08/2023 (A)	3,070,000	3,275,444
Danske Bank A/S
Fixed until 12/20/2024, 3.24% (B), 12/20/2025 (A)	3,008,000	3,083,790
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (B), 06/01/2032 (A)	3,837,000	3,679,607
5.02%, 06/26/2024 (A)	595,000	619,620
JPMorgan Chase & Co.
Fixed until 05/13/2030, 2.96% (B), 05/13/2031	3,357,000	3,335,631
Fixed until 02/01/2025 (D), 4.60% (B)	5,533,000	5,519,831
Lloyds Banking Group PLC
Fixed until 09/14/2041, 3.37% (B), 12/14/2046	3,629,000	3,303,483
Fixed until 06/27/2026 (D), 6.75% (B)	2,567,000	2,820,491
Macquarie Bank Ltd.
3.62%, 06/03/2030 (A)	5,304,000	5,363,231
Natwest Group PLC
Fixed until 08/28/2030, 3.03% (B), 11/28/2035	2,701,000	2,569,225
Synovus Bank
Fixed until 02/10/2022, 2.29% (B), 02/10/2023	2,850,000	2,850,588
Truist Financial Corp.
Fixed until 09/01/2025 (D), 4.95% (B)	5,369,000	5,682,657
UniCredit SpA
Fixed until 06/03/2031, 3.13% (B), 06/03/2032 (A)	5,335,000	5,037,589
Fixed until 06/30/2030, 5.46% (B), 06/30/2035 (A)	1,858,000	1,941,356

Transamerica Funds	Page 3

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co.
Fixed until 03/15/2026 (D), 3.90% (B)	$ 3,903,000	$ 3,865,726
Wells Fargo Bank NA
5.95%, 08/26/2036	459,000	590,104

		115,357,480

Beverages - 0.9%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	1,089,000	1,217,328
4.75%, 01/23/2029	5,088,000	5,763,649
Constellation Brands, Inc.
3.15%, 08/01/2029	1,344,000	1,370,565
3.70%, 12/06/2026	1,594,000	1,692,743
Primo Water Holdings, Inc.
4.38%, 04/30/2029 (A)	5,160,000	4,963,404

		15,007,689

Biotechnology - 0.5%
AbbVie, Inc.
3.20%, 05/14/2026	1,682,000	1,739,477
3.25%, 10/01/2022	1,758,000	1,775,720
4.05%, 11/21/2039	1,711,000	1,848,735
Amgen, Inc.
2.00%, 01/15/2032	2,822,000	2,616,165

		7,980,097

Building Products - 0.8%
Associated Materials LLC / AMH New Finance, Inc.
9.00%, 09/01/2025 (A)	830,000	871,724
Builders FirstSource, Inc.
5.00%, 03/01/2030 (A)	859,000	879,689
Carlisle Cos., Inc.
2.20%, 03/01/2032	2,572,000	2,393,635
3.75%, 12/01/2027	2,784,000	2,936,888
Carrier Global Corp.
2.72%, 02/15/2030	2,936,000	2,900,455
Owens Corning
7.00%, 12/01/2036	1,811,000	2,484,126
Standard Industries, Inc.
3.38%, 01/15/2031 (A)	2,179,000	1,982,890

		14,449,407

Capital Markets - 2.5%
Charles Schwab Corp.
Fixed until 12/01/2027 (D), 5.00% (B) (F)	3,340,000	3,423,500
Credit Suisse Group AG
Fixed until 08/21/2026 (D), 6.38% (A) (B)	7,047,000	7,355,306
Deutsche Bank AG
Fixed until 04/08/2030, 5.88% (B), 07/08/2031	3,012,000	3,367,597
Goldman Sachs Group, Inc.
Fixed until 02/24/2042, 3.44% (B), 02/24/2043 (A)	2,762,000	2,760,872
Fixed until 04/23/2028, 3.81% (B), 04/23/2029	4,906,000	5,174,200
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
2.63%, 10/15/2031	3,449,000	3,288,968
Lazard Group LLC
4.50%, 09/19/2028	2,336,000	2,578,643
LPL Holdings, Inc.
4.00%, 03/15/2029 (A)	3,175,000	3,081,465

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley
Fixed until 09/16/2031, 2.48% (B), 09/16/2036	$ 6,346,000	$ 5,896,509
Fixed until 01/21/2032, 2.94% (B), 01/21/2033 (A)	1,467,000	1,471,145
4.00%, 07/23/2025	4,024,000	4,276,852

		42,675,057

Chemicals - 0.6%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (A)	1,005,000	987,413
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030 (A)	2,647,000	2,496,747
Mosaic Co.
4.05%, 11/15/2027	800,000	852,460
NOVA Chemicals Corp.
4.88%, 06/01/2024 (A)	2,800,000	2,856,000
Nutrien Ltd.
4.20%, 04/01/2029	2,514,000	2,747,256

		9,939,876

Commercial Services & Supplies - 1.0%
ADT Security Corp.
4.13%, 08/01/2029 (A)	2,728,000	2,566,011
Ashtead Capital, Inc.
2.45%, 08/12/2031 (A)	1,494,000	1,413,934
4.25%, 11/01/2029 (A)	1,358,000	1,427,088
Stericycle, Inc.
3.88%, 01/15/2029 (A)	1,868,000	1,774,600
5.38%, 07/15/2024 (A)	3,987,000	4,041,821
Triton Container International Ltd. / TAL International Container Corp.
3.25%, 03/15/2032	5,371,000	5,286,783

		16,510,237

Communications Equipment - 0.4%
CommScope, Inc.
4.75%, 09/01/2029 (A)	7,885,000	7,553,278

Construction & Engineering - 0.5%
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.63%, 08/01/2029 - 04/01/2030 (A)	2,660,000	2,618,618
IHS Holding Ltd.
5.63%, 11/29/2026 (A)	2,561,000	2,579,644
IHS Netherlands Holdco BV
8.00%, 09/18/2027 (A)	1,975,000	2,068,812
Quanta Services, Inc.
2.90%, 10/01/2030	2,043,000	2,009,426

		9,276,500

Construction Materials - 0.5%
CRH America Finance, Inc.
3.40%, 05/09/2027 (A)	2,580,000	2,710,132
Holcim Finance US LLC
3.50%, 09/22/2026 (A)	2,427,000	2,557,093
Martin Marietta Materials, Inc.
2.50%, 03/15/2030	2,925,000	2,879,033

		8,146,258

Consumer Finance - 1.0%
Ally Financial, Inc.
8.00%, 11/01/2031	3,848,000	5,215,530
BMW US Capital LLC
2.80%, 04/11/2026 (A)	2,644,000	2,724,046
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	4,705,000	4,710,270

Transamerica Funds	Page 4

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/2028 (A)	$ 3,359,000	$ 3,188,980
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (A)	2,089,000	1,981,933

		17,820,759

Containers & Packaging - 1.0%
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024 (A)	5,810,000	5,802,738
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC / Reynolds Group Issuer, Inc.
4.00%, 10/15/2027 (A)	6,000,000	5,685,000
Sonoco Products Co.
2.25%, 02/01/2027	2,168,000	2,152,511
2.85%, 02/01/2032	1,518,000	1,497,277
WRKCo, Inc.
3.90%, 06/01/2028	2,405,000	2,574,566

		17,712,092

Diversified Financial Services - 2.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.85%, 10/29/2041	3,574,000	3,497,811
4.50%, 09/15/2023	4,183,000	4,345,726
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	1,920,000	1,844,766
3.50%, 11/01/2027 (A)	1,507,000	1,506,462
5.50%, 12/15/2024 (A)	6,418,000	6,911,384
Element Fleet Management Corp.
1.60%, 04/06/2024 (A)	1,549,000	1,536,219
3.85%, 06/15/2025 (A)	3,784,000	3,965,973
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	5,711,000	5,518,939
Mexico Remittances Funding Fiduciary Estate Management SARL
4.88%, 01/15/2028 (A)	6,098,000	5,633,089
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (A)	4,725,000	4,576,281
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (A)	4,000,000	3,800,040
5.50%, 05/15/2029 (A)	3,940,000	4,015,055

		47,151,745

Diversified Telecommunication Services - 1.1%
Level 3 Financing, Inc.
3.40%, 03/01/2027 (A)	4,475,000	4,475,000
Lumen Technologies, Inc.
5.13%, 12/15/2026 (A)	4,440,000	4,469,792
7.50%, 04/01/2024	1,750,000	1,869,752
Verizon Communications, Inc.
1.68%, 10/30/2030	1,973,000	1,801,147
1.75%, 01/20/2031	4,770,000	4,350,168
4.13%, 03/16/2027	2,134,000	2,313,142

		19,279,001

Electric Utilities - 1.0%
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (A)	5,178,000	5,346,660
EDP Finance BV
3.63%, 07/15/2024 (A)	7,937,000	8,200,229
NRG Energy, Inc.
3.38%, 02/15/2029 (A)	598,000	552,412
3.63%, 02/15/2031 (A)	854,000	792,085

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Pacific Gas & Electric Co.
2.50%, 02/01/2031	$ 2,323,000	$ 2,103,828

		16,995,214

Electronic Equipment, Instruments & Components - 0.6%
Arrow Electronics, Inc.
2.95%, 02/15/2032	1,991,000	1,949,841
3.50%, 04/01/2022	1,657,000	1,657,000
Keysight Technologies, Inc.
4.60%, 04/06/2027	3,920,000	4,329,900
Sensata Technologies, Inc.
3.75%, 02/15/2031 (A)	210,000	197,333
4.38%, 02/15/2030 (A)	1,498,000	1,497,401

		9,631,475

Energy Equipment & Services - 0.2%
Investment Energy Resources Ltd.
6.25%, 04/26/2029 (A)	1,793,000	1,897,756
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	1,737,000	1,837,095

		3,734,851

Equity Real Estate Investment Trusts - 2.8%
Broadstone Net Lease LLC
2.60%, 09/15/2031	3,850,000	3,650,668
Corporate Office Properties LP
2.00%, 01/15/2029	879,000	826,251
2.25%, 03/15/2026	1,251,000	1,245,649
2.75%, 04/15/2031	670,000	644,489
EPR Properties
3.75%, 08/15/2029	2,420,000	2,366,776
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026 (A)	1,830,000	1,761,375
Host Hotels & Resorts LP
2.90%, 12/15/2031	3,175,000	2,983,835
Iron Mountain, Inc.
5.25%, 03/15/2028 (A)	3,750,000	3,804,600
iStar, Inc.
4.25%, 08/01/2025	2,171,000	2,156,206
5.50%, 02/15/2026	3,496,000	3,557,180
National Retail Properties, Inc.
2.50%, 04/15/2030	2,457,000	2,410,299
Office Properties Income Trust
3.45%, 10/15/2031	2,556,000	2,396,213
Physicians Realty LP
2.63%, 11/01/2031	3,138,000	3,031,778
Piedmont Operating Partnership LP
2.75%, 04/01/2032	2,053,000	1,961,856
SBA Tower Trust
1.63%, 05/15/2051 (A)	1,660,000	1,609,881
2.84%, 01/15/2050 (A)	6,883,000	7,012,791
3.45%, 03/15/2048 (A)	995,000	996,190
Simon Property Group LP
2.20%, 02/01/2031	2,546,000	2,427,421
Weyerhaeuser Co.
4.00%, 04/15/2030	2,433,000	2,628,737

		47,472,195

Food & Staples Retailing - 0.9%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	4,817,000	4,422,423
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP
4.63%, 01/15/2027 (A)	5,890,000	6,028,415

Transamerica Funds	Page 5

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing (continued)
InRetail Consumer
3.25%, 03/22/2028 (A)	$ 3,042,000	$ 2,950,770
Sysco Corp.
5.95%, 04/01/2030	2,267,000	2,752,171

		16,153,779

Food Products - 1.0%
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	2,035,000	1,996,882
2.75%, 05/14/2031	3,156,000	3,066,987
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
3.00%, 02/02/2029 (C)	2,556,000	2,505,749
Pilgrim’s Pride Corp.
3.50%, 03/01/2032 (A)	3,473,000	3,296,745
Post Holdings, Inc.
4.63%, 04/15/2030 (A)	680,000	655,350
5.50%, 12/15/2029 (A)	3,964,000	4,071,781
5.63%, 01/15/2028 (A)	2,000,000	2,046,420

		17,639,914

Health Care Equipment & Supplies - 0.7%
Alcon Finance Corp.
2.75%, 09/23/2026 (A)	2,053,000	2,077,735
Boston Scientific Corp.
4.70%, 03/01/2049	1,604,000	1,902,640
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	3,535,000	3,630,127
Mozart Debt Merger Sub, Inc.
3.88%, 04/01/2029 (A)	2,443,000	2,350,337
5.25%, 10/01/2029 (A)	489,000	475,553
Stryker Corp.
1.95%, 06/15/2030	2,312,000	2,183,493

		12,619,885

Health Care Providers & Services - 1.8%
Anthem, Inc.
2.25%, 05/15/2030	2,121,000	2,031,609
Centene Corp.
3.00%, 10/15/2030	2,115,000	2,052,607
3.38%, 02/15/2030	4,806,000	4,716,128
4.25%, 12/15/2027	1,047,000	1,073,688
CHS / Community Health Systems, Inc.
5.25%, 05/15/2030 (C)	1,927,000	1,917,789
8.00%, 03/15/2026 (A)	725,000	754,685
Cigna Corp.
2.40%, 03/15/2030	2,085,000	2,010,532
CVS Health Corp.
4.78%, 03/25/2038	4,837,000	5,589,246
HCA, Inc.
4.13%, 06/15/2029	3,725,000	3,968,462
7.50%, 11/06/2033	1,031,000	1,424,069
Molina Healthcare, Inc.
3.88%, 05/15/2032 (A)	1,437,000	1,386,705
4.38%, 06/15/2028 (A)	1,730,000	1,734,602
Tenet Healthcare Corp.
5.13%, 11/01/2027 (A)	1,400,000	1,406,923

		30,067,045

Hotels, Restaurants & Leisure - 2.1%
Boyd Gaming Corp.
4.75%, 12/01/2027	849,000	844,696
Boyne USA, Inc.
4.75%, 05/15/2029 (A)	999,000	1,003,296

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Expedia Group, Inc.
2.95%, 03/15/2031	$ 846,000	$ 813,805
3.80%, 02/15/2028	1,761,000	1,827,242
GLP Capital LP / GLP Financing II, Inc.
4.00%, 01/15/2030	2,357,000	2,428,700
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/2029 (A)	3,099,000	2,982,787
Hyatt Hotels Corp.
1.80%, 10/01/2024	1,368,000	1,358,732
International Game Technology PLC
6.50%, 02/15/2025 (A)	2,792,000	2,971,316
Marriott International, Inc.
2.75%, 10/15/2033	2,965,000	2,769,257
5.75%, 05/01/2025	292,000	323,486
MGM Resorts International
4.75%, 10/15/2028	1,627,000	1,613,724
5.75%, 06/15/2025	3,379,000	3,547,950
NCL Corp. Ltd.
3.63%, 12/15/2024 (A)	3,416,000	3,135,205
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028 (A)	1,364,000	1,323,475
Scientific Games International, Inc.
7.00%, 05/15/2028 (A) (G)	699,000	734,125
7.25%, 11/15/2029 (A) (G)	796,000	861,328
8.25%, 03/15/2026 (A) (G)	3,200,000	3,340,000
Viking Cruises Ltd.
5.88%, 09/15/2027 (A)	4,525,000	4,117,071

		35,996,195

Household Durables - 0.4%
Century Communities, Inc.
3.88%, 08/15/2029 (A)	2,383,000	2,281,723
6.75%, 06/01/2027	1,319,000	1,372,436
D.R. Horton, Inc.
4.38%, 09/15/2022	2,438,000	2,467,536
KB Home
7.63%, 05/15/2023	795,000	825,806

		6,947,501

Independent Power & Renewable Electricity Producers - 0.3%
Calpine Corp.
3.75%, 03/01/2031 (A)	4,515,000	4,102,013
5.25%, 06/01/2026 (A)	414,000	421,452

		4,523,465

Industrial Conglomerates - 0.1%
General Electric Co.
3-Month LIBOR + 3.33%, 3.53% (B), 03/15/2022 (D)	1,442,000	1,396,938

Insurance - 2.3%
American International Group, Inc.
3.88%, 01/15/2035	2,058,000	2,204,797
AXA SA
Fixed until 12/14/2036 (D), 6.38% (A) (B)	3,982,000	5,395,610
Cloverie PLC for Zurich Insurance Co. Ltd.
Fixed until 06/24/2026, 5.63% (B), 06/24/2046 (E)	6,400,000	7,008,000
Enstar Finance LLC
Fixed until 01/15/2027, 5.50% (B), 01/15/2042 (A)	5,432,000	5,362,962
Fairfax Financial Holdings Ltd.
3.38%, 03/03/2031	5,700,000	5,711,331

Transamerica Funds	Page 6

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Global Atlantic Finance Co.
Fixed until 07/15/2026, 4.70% (B), 10/15/2051 (A)	$ 5,907,000	$ 5,886,695
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (B), 10/01/2050	1,788,000	1,750,552
Reinsurance Group of America, Inc.
3-Month LIBOR + 2.67%, 2.87% (B), 12/15/2065	6,275,000	5,804,835

		39,124,782

Interactive Media & Services - 0.2%
Baidu, Inc.
4.38%, 05/14/2024	2,436,000	2,558,318
Tencent Holdings Ltd.
3.28%, 04/11/2024 (A)	1,686,000	1,733,427

		4,291,745

IT Services - 0.2%
Gartner, Inc.
4.50%, 07/01/2028 (A)	413,000	420,938
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (A)	3,084,000	2,877,464

		3,298,402

Leisure Products - 0.0% (H)
Mattel, Inc.
5.88%, 12/15/2027 (A)	360,000	382,500

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.
3.75%, 03/15/2029 (A)	846,000	816,136
4.00%, 03/15/2031 (A)	846,000	814,275

		1,630,411

Machinery - 0.2%
Flowserve Corp.
2.80%, 01/15/2032	2,566,000	2,415,847
Meritor, Inc.
4.50%, 12/15/2028 (A)	266,000	258,951

		2,674,798

Marine - 0.2%
MV24 Capital BV
6.75%, 06/01/2034 (A)	3,409,089	3,400,601

Media - 1.9%
Charter Communications Operating LLC / Charter Communications Operating Capital
5.13%, 07/01/2049	4,520,000	4,817,545
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029 (A)	1,392,000	1,442,460
Clear Channel Worldwide Holdings, Inc.
5.13%, 08/15/2027 (A)	1,443,000	1,443,000
Comcast Corp.
4.15%, 10/15/2028	3,261,000	3,588,510
CSC Holdings LLC
4.50%, 11/15/2031 (A)	2,454,000	2,286,490
4.63%, 12/01/2030 (A)	1,217,000	1,081,591
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (A)	1,040,000	478,400
6.63%, 08/15/2027 (A)	690,000	177,675

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Directv Financing LLC / Directv Financing Co-Obligor, Inc.
5.88%, 08/15/2027 (A)	$ 1,031,000	$ 1,034,815
DISH DBS Corp.
5.00%, 03/15/2023	1,500,000	1,523,767
5.88%, 07/15/2022	7,490,000	7,584,337
Gray Television, Inc.
4.75%, 10/15/2030 (A)	3,090,000	2,959,355
Univision Communications, Inc.
6.63%, 06/01/2027 (A)	725,000	761,040
ViacomCBS, Inc.
4.20%, 05/19/2032	1,611,000	1,748,336
VZ Secured Financing BV
5.00%, 01/15/2032	1,917,000	1,848,141

		32,775,462

Metals & Mining - 0.7%
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	5,502,000	5,577,653
Glencore Funding LLC
2.63%, 09/23/2031 (A)	2,750,000	2,572,344
Novelis Corp.
3.25%, 11/15/2026 (A)	236,000	228,613
3.88%, 08/15/2031 (A)	236,000	221,840
Teck Resources Ltd.
6.25%, 07/15/2041	2,662,000	3,368,328

		11,968,778

Multi-Utilities - 0.3%
Black Hills Corp.
3.15%, 01/15/2027	1,874,000	1,921,229
4.25%, 11/30/2023	2,854,000	2,972,527

		4,893,756

Oil, Gas & Consumable Fuels - 3.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.38%, 06/15/2029 (A)	1,175,000	1,182,743
7.88%, 05/15/2026 (A)	2,739,000	2,944,425
Boardwalk Pipelines LP
3.40%, 02/15/2031	1,514,000	1,512,112
Cheniere Energy Partners LP
4.00%, 03/01/2031	4,568,000	4,544,909
4.50%, 10/01/2029	1,735,000	1,773,552
Chevron USA, Inc.
3.25%, 10/15/2029	2,562,000	2,713,488
Citgo Holding, Inc.
9.25%, 08/01/2024 (A) (F)	700,000	699,083
Energy Transfer LP
6.00%, 06/15/2048	5,423,000	6,397,773
EnLink Midstream Partners LP
5.05%, 04/01/2045	1,095,000	938,415
EQM Midstream Partners LP
6.50%, 07/15/2048	2,310,000	2,483,250
Exxon Mobil Corp.
3.04%, 03/01/2026	2,435,000	2,528,789
Lukoil International Finance BV
6.66%, 06/07/2022 (A)	1,000,000	1,011,630
NuStar Logistics LP
5.63%, 04/28/2027	2,000,000	2,047,500
5.75%, 10/01/2025	950,000	991,562
6.00%, 06/01/2026	350,000	367,104
Occidental Petroleum Corp.
4.30%, 08/15/2039	938,000	884,065
5.55%, 03/15/2026	5,870,000	6,266,225

Transamerica Funds	Page 7

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
ONEOK Partners LP
4.90%, 03/15/2025	$ 1,134,000	$ 1,218,000
Petroleos Mexicanos
6.50%, 01/23/2029	4,757,000	4,843,863
6.84%, 01/23/2030	3,538,000	3,609,114
6.88%, 10/16/2025 (A)	2,440,000	2,623,000
7.69%, 01/23/2050	1,593,000	1,474,847
Pioneer Natural Resources Co.
2.15%, 01/15/2031	3,530,000	3,306,875
Plains All American Pipeline LP / PAA Finance Corp.
3.55%, 12/15/2029	1,710,000	1,725,302
Saudi Arabian Oil Co.
1.25%, 11/24/2023 (A)	647,000	642,147
Southwestern Energy Co.
5.38%, 03/15/2030	655,000	671,178
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032 (A)	1,723,000	1,715,074

		61,116,025

Paper & Forest Products - 0.1%
Celulosa Arauco y Constitucion SA
5.50%, 04/30/2049 (A) (F)	1,560,000	1,725,766

Pharmaceuticals - 1.0%
Astrazeneca Finance LLC
1.20%, 05/28/2026	3,897,000	3,777,763
Bausch Health Cos., Inc.
5.00%, 02/15/2029 (A)	970,000	782,809
5.25%, 01/30/2030 - 02/15/2031 (A)	3,724,000	3,015,790
6.13%, 04/15/2025 (A)	1,631,000	1,662,397
6.25%, 02/15/2029 (A)	520,000	440,050
7.00%, 01/15/2028 (A)	617,000	552,986
Bayer US Finance II LLC
4.38%, 12/15/2028 (A)	2,041,000	2,208,413
Royalty Pharma PLC
2.20%, 09/02/2030	2,746,000	2,542,842
Viatris, Inc.
2.30%, 06/22/2027	1,187,000	1,171,308
Zoetis, Inc.
2.00%, 05/15/2030	1,486,000	1,413,187

		17,567,545

Professional Services - 0.1%
Equifax, Inc.
2.60%, 12/01/2024	1,680,000	1,709,309

Road & Rail - 0.5%
Avolon Holdings Funding Ltd.
4.38%, 05/01/2026 (A)	3,369,000	3,504,696
5.50%, 01/15/2026 (A)	4,641,000	5,041,721

		8,546,417

Semiconductors & Semiconductor Equipment - 1.7%
Broadcom, Inc.
1.95%, 02/15/2028 (A)	1,219,000	1,161,731
KLA Corp.
4.10%, 03/15/2029	2,500,000	2,752,625
Lam Research Corp.
3.75%, 03/15/2026	3,305,000	3,528,091
Microchip Technology, Inc.
0.98%, 09/01/2024 (A)	2,433,000	2,366,829
Micron Technology, Inc.
2.70%, 04/15/2032	4,095,000	3,914,902

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 05/01/2030 (A)	$ 4,503,000	$ 4,637,156
QUALCOMM, Inc.
3.25%, 05/20/2027	1,698,000	1,784,470
3.25%, 05/20/2050 (F)	1,428,000	1,472,280
Skyworks Solutions, Inc.
1.80%, 06/01/2026	1,359,000	1,318,048
TSMC Global Ltd.
1.38%, 09/28/2030 (A)	6,595,000	5,991,159

		28,927,291

Software - 0.4%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	583,000	546,563
Infor, Inc.
1.75%, 07/15/2025 (A)	2,364,000	2,306,274
NCR Corp.
5.00%, 10/01/2028 (A)	695,000	690,524
5.13%, 04/15/2029 (A)	1,572,000	1,569,469
5.25%, 10/01/2030 (A)	2,183,000	2,146,369

		7,259,199

Specialty Retail - 0.1%
Gap, Inc.
3.63%, 10/01/2029 (A)	494,000	459,519
3.88%, 10/01/2031 (A)	494,000	457,824

		917,343

Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.
2.85%, 02/23/2023	1,092,000	1,111,440
Dell International LLC / EMC Corp.
6.02%, 06/15/2026	4,652,000	5,278,305
Hewlett Packard Enterprise Co.
4.45%, 10/02/2023	1,938,000	2,025,353
Seagate HDD Cayman
4.13%, 01/15/2031	402,000	394,386
Western Digital Corp.
2.85%, 02/01/2029	3,952,000	3,813,996

		12,623,480

Tobacco - 0.8%
Altria Group, Inc.
2.45%, 02/04/2032	3,220,000	2,928,439
BAT Capital Corp.
2.26%, 03/25/2028	5,410,000	5,134,805
4.76%, 09/06/2049	2,713,000	2,720,433
4.91%, 04/02/2030	1,903,000	2,075,045
Reynolds American, Inc.
7.25%, 06/15/2037	439,000	566,707

		13,425,429

Trading Companies & Distributors - 0.1%
Air Lease Corp.
3.25%, 03/01/2025	1,116,000	1,138,341

Wireless Telecommunication Services - 0.8%
Altice France SA
5.50%, 10/15/2029 (A)	3,032,000	2,873,396
Crown Castle Towers LLC
3.72%, 07/15/2043 (A)	371,000	375,231
Sprint Corp.
7.88%, 09/15/2023	4,995,000	5,394,600
T-Mobile USA, Inc.
3.50%, 04/15/2031	2,000,000	1,951,060
3.88%, 04/15/2030	1,419,000	1,490,592

Transamerica Funds	Page 8

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
Vmed O2 Financing I PLC
4.75%, 07/15/2031 (A)	$ 2,500,000	$ 2,389,200

		14,474,079

Total Corporate Debt Securities (Cost $882,477,979)		876,479,364

FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
Colombia - 0.1%
Colombia Government International Bond
4.50%, 01/28/2026 (F)	1,300,000	1,338,909

Dominican Republic - 0.1%
Dominican Republic International Bond
4.88%, 09/23/2032 (A)	782,000	767,150
5.50%, 01/27/2025 (E)	1,122,000	1,197,746

		1,964,896

Ecuador - 0.1%
Ecuador Government International Bond
Zero Coupon, 07/31/2030 (A)	119,808	70,243
0.50% (I), 07/31/2040 (A)	435,840	266,734
1.00% (I), 07/31/2035 (A)	950,976	671,865
5.00% (I), 07/31/2030 (A)	362,880	314,798

		1,323,640

Indonesia - 0.2%
Indonesia Government International Bond
4.75%, 01/08/2026 (A)	2,780,000	3,052,527

Mongolia - 0.0% (H)
Mongolia Government International Bond
5.63%, 05/01/2023 (A)	253,000	258,696

Qatar - 0.1%
Qatar Government International Bond
3.88%, 04/23/2023 (A)	2,657,000	2,742,609

Uzbekistan - 0.2%
Republic of Uzbekistan International Bond
3.90%, 10/19/2031 (A)	3,049,000	2,840,052

Total Foreign Government Obligations (Cost $13,516,419)		13,521,329

LOAN ASSIGNMENT - 0.6%
Commercial Services & Supplies - 0.6%
Spin Holdco, Inc.
Term Loan,
3-Month LIBOR + 4.00%, 4.75% (B), 03/04/2028	10,495,688	10,485,843

Total Loan Assignment (Cost $10,425,720)		10,485,843

MORTGAGE-BACKED SECURITIES - 15.3%
20 Times Square Trust
Series 2018-20TS, Class C,
3.10% (B), 05/15/2035 (A)	2,400,000	2,356,891
280 Park Avenue Mortgage Trust
Series 2017-280P, Class E,
1-Month LIBOR + 2.12%, 2.23% (B), 09/15/2034 (A)	4,630,000	4,595,140

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
AFN LLC
Series 2019-1A, Class A1,
3.78%, 05/20/2049 (A)	$ 8,233,585	$ 8,398,782
Alternative Loan Trust
Series 2005-14, Class 2A1,
1-Month LIBOR + 0.42%, 0.53% (B), 05/25/2035	545,554	532,960
Series 2005-14, Class 4A1,
1-Month LIBOR + 0.44%, 0.55% (B), 05/25/2035	826,938	791,547
Series 2006-OC1, Class 2A3A,
1-Month LIBOR + 0.64%, 0.75% (B), 03/25/2036	1,009,163	927,862
American Home Mortgage Assets Trust
Series 2007-2, Class A1,
1-Month LIBOR + 0.13%, 0.23% (B), 03/25/2047	344,251	327,651
Ashford Hospitality Trust
Series 2018-ASHF, Class D,
1-Month LIBOR + 2.10%, 2.21% (B), 04/15/2035 (A)	3,988,000	3,923,458
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class D,
1-Month LIBOR + 1.80%, 1.91% (B), 09/15/2032 (A)	5,000,000	4,962,386
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class BNM,
3.47%, 11/05/2032 (A)	5,000,000	4,990,696
Series 2019-BPR, Class CNM,
3.72% (B), 11/05/2032 (A)	3,970,000	3,895,507
Banc of America Funding Trust
Series 2007-3, Class TA2,
1-Month LIBOR + 0.18%, 0.29% (B), 04/25/2037	217,752	207,614
BB-UBS Trust
Series 2012-TFT, Class C,
3.56% (B), 06/05/2030 (A)	2,345,000	2,074,150
BBCMS Mortgage Trust
Series 2017-DELC, Class C,
1-Month LIBOR + 1.20%, 1.31% (B), 08/15/2036 (A)	2,339,000	2,327,245
Series 2017-DELC, Class D,
1-Month LIBOR + 1.70%, 1.81% (B), 08/15/2036 (A)	2,130,000	2,118,009
Series 2017-DELC, Class E,
1-Month LIBOR + 2.50%, 2.61% (B), 08/15/2036 (A)	1,890,000	1,878,281
Series 2018-TALL, Class C,
1-Month LIBOR + 1.12%, 1.23% (B), 03/15/2037 (A)	7,065,000	6,844,813
Series 2018-TALL, Class E,
1-Month LIBOR + 2.44%, 2.54% (B), 03/15/2037 (A)	2,570,000	2,441,645
BBCMS Trust
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (A)	1,300,000	1,302,230
BHMS Trust
Series 2018-ATLS, Class C,
1-Month LIBOR + 1.90%, 2.01% (B), 07/15/2035 (A)	4,065,000	4,044,583

Transamerica Funds	Page 9

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust
Series 2019-XL, Class D,
1-Month LIBOR + 1.45%, 1.56% (B), 10/15/2036 (A)	$ 5,469,750	$ 5,452,742
Series 2020-VKNG, Class D,
1-Month LIBOR + 1.70%, 1.81% (B), 10/15/2037 (A)	3,536,440	3,518,708
BX Trust
Series 2018-GW, Class C,
1-Month LIBOR + 1.22%, 1.33% (B), 05/15/2035 (A)	1,900,000	1,888,165
BXP Trust
Series 2017-CQHP, Class D,
1-Month LIBOR + 2.00%, 2.11% (B), 11/15/2034 (A)	1,825,000	1,714,800
CGMS Commercial Mortgage Trust
Series 2017-MDRB, Class B,
1-Month LIBOR + 1.75%, 1.86% (B), 07/15/2030 (A)	2,200,000	2,193,993
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1,
1-Month LIBOR + 0.27%, 0.38% (B), 04/25/2035	103,464	99,061
Series 2006-3, Class 3A1,
1-Month LIBOR + 0.50%, 0.61% (B), 02/25/2036	2,598,222	2,485,905
CHT Mortgage Trust
Series 2017-CSMO, Class C,
1-Month LIBOR + 1.50%, 1.61% (B), 11/15/2036 (A)	9,000,000	8,991,783
Series 2017-CSMO, Class D,
1-Month LIBOR + 2.25%, 2.36% (B), 11/15/2036 (A)	5,750,000	5,751,417
CIM Trust
Series 2021-R6, Class A1,
1.43% (B), 07/25/2061 (A)	7,834,069	7,638,762
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class C,
3.90%, 05/10/2036 (A)	2,380,000	2,434,697
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	47,067	47,625
Series 2015-A, Class A1,
3.50% (B), 06/25/2058 (A)	3,030	3,030
Series 2015-PS1, Class A1,
3.75% (B), 09/25/2042 (A)	409,932	415,068
Colony Trust
Series 2019-IKPR, Class C,
1-Month LIBOR + 1.68%, 1.78% (B), 11/15/2038 (A)	5,700,000	5,682,264
Commercial Mortgage Pass-Through Certificates Trust
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (A)	2,225,000	2,209,509
Series 2012-LTRT, Class B,
3.80%, 10/05/2030 (A)	1,175,000	1,096,429
CORE Mortgage Trust
Series 2019-CORE, Class C,
1-Month LIBOR + 1.30%, 1.41% (B), 12/15/2031 (A)	5,895,200	5,813,485
CSMC Trust
Series 2014-11R, Class 17A1,
1-Month LIBOR + 0.15%, 0.25% (B), 12/27/2036 (A)	294,073	296,558

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust (continued)
Series 2020-RPL4, Class A1,
2.00% (B), 01/25/2060 (A)	$ 7,670,686	$ 7,655,871
Series 2021-RPL2, Class A1A,
1.11% (B), 01/25/2060 (A)	7,054,940	6,789,004
Series 2021-RPL3, Class A1,
2.00% (B), 01/25/2060 (A)	2,779,158	2,773,228
Series 2021-RPL6, Class A1,
2.00% (B), 10/25/2060 (A)	5,076,804	5,016,871
Extended Stay America Trust
Series 2021-ESH, Class C,
1-Month LIBOR + 1.70%, 1.81% (B), 07/15/2038 (A)	3,095,946	3,094,080
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class D,
3.96% (B), 12/10/2036 (A)	7,902,000	7,908,900
Great Wolf Trust
Series 2019-WOLF, Class C,
1-Month LIBOR + 1.63%, 1.74% (B), 12/15/2036 (A)	6,222,000	6,163,559
GS Mortgage Securities Corp. Trust
Series 2017-SLP, Class B,
3.77%, 10/10/2032 (A)	5,242,000	5,291,479
Series 2020-UPTN, Class C,
3.25%, 02/10/2037 (A)	6,318,000	6,337,667
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (B), 04/10/2031 (A)	2,000,000	1,980,037
GSCG Trust
Series 2019-600C, Class B,
3.16%, 09/06/2034 (A)	1,660,000	1,659,701
Series 2019-600C, Class C,
3.46%, 09/06/2034 (A)	4,480,000	4,440,150
GSR Mortgage Loan Trust
Series 2007-OA1, Class 2A1,
1-Month LIBOR + 0.13%, 0.23% (B), 05/25/2037	169,143	100,153
HPLY Trust
Series 2019-HIT, Class C,
1-Month LIBOR + 1.60%, 1.71% (B), 11/15/2036 (A)	2,828,088	2,803,125
ILPT Trust
Series 2019-SURF, Class C,
4.29% (B), 02/11/2041 (A)	1,930,000	1,905,718
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.10% (B), 08/25/2037	637,852	576,790
InTown Hotel Portfolio Trust
Series 2018-STAY, Class C,
1-Month LIBOR + 1.50%, 1.76% (B), 01/15/2033 (A)	3,835,000	3,832,681
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class CFX,
3.27%, 01/16/2037 (A)	2,675,000	2,655,107
MBRT
Series 2019-MBR, Class D,
1-Month LIBOR + 1.95%, 2.06% (B), 11/15/2036 (A)	3,033,000	3,017,783
Merrill Lynch Mortgage Investors Trust
Series 2006-A1, Class 1A1,
2.86% (B), 03/25/2036	898,974	679,896

Transamerica Funds	Page 10

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MetLife Securitization Trust
Series 2019-1A, Class A1A,
3.75% (B), 04/25/2058 (A)	$ 686,885	$ 700,066
Mill City Mortgage Loan Trust
Series 2019-1, Class A1,
3.25% (B), 10/25/2069 (A)	5,792,351	5,923,042
Morgan Stanley Capital I Trust
Series 2018-SUN, Class C,
1-Month LIBOR + 1.40%, 1.51% (B), 07/15/2035 (A)	2,015,000	2,001,037
Morgan Stanley Resecuritization Trust
Series 2014-R4, Class 4A,
2.67% (B), 11/21/2035 (A)	21,398	21,372
MSCG Trust
Series 2018-SELF, Class C,
1-Month LIBOR + 1.18%, 1.29% (B), 10/15/2037 (A)	1,375,000	1,369,340
Series 2018-SELF, Class D,
1-Month LIBOR + 1.65%, 1.76% (B), 10/15/2037 (A)	5,710,000	5,700,789
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1,
3.75% (B), 11/26/2035 (A)	422,735	436,747
Series 2017-1A, Class A1,
4.00% (B), 02/25/2057 (A)	1,598,910	1,667,310
Series 2017-2A, Class A3,
4.00% (B), 03/25/2057 (A)	7,245,106	7,526,200
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	694,912	720,438
Series 2018-2A, Class A1,
4.50% (B), 02/25/2058 (A)	469,912	486,507
Series 2018-RPL1, Class A1,
3.50% (B), 12/25/2057 (A)	2,776,620	2,814,518
Series 2019-2A, Class A1,
4.25% (B), 12/25/2057 (A)	1,808,128	1,869,980
Series 2019-3A, Class A1A,
3.75% (B), 11/25/2058 (A)	4,783,746	4,941,812
Series 2019-4A, Class A1B,
3.50% (B), 12/25/2058 (A)	3,359,355	3,445,305
Series 2019-5A, Class A1B,
3.50% (B), 08/25/2059 (A)	5,189,996	5,288,297
Series 2019-6A, Class A1B,
3.50% (B), 09/25/2059 (A)	4,753,563	4,865,835
Series 2019-RPL2, Class A1,
3.25% (B), 02/25/2059 (A)	3,238,502	3,299,839
RALI Trust
Series 2006-QO1, Class 3A1,
1-Month LIBOR + 0.54%, 0.65% (B), 02/25/2046	2,880,680	1,794,983
Series 2007-QH5, Class AI1,
1-Month LIBOR + 0.42%, 0.53% (B), 06/25/2037	147,197	142,665
Residential Asset Securitization Trust
Series 2004-A4, Class A11,
5.50%, 08/25/2034	1,576,186	1,638,029
Tharaldson Hotel Portfolio Trust
Series 2018-THL, Class C,
1-Month LIBOR + 1.65%, 1.75% (B), 11/11/2034 (A)	1,405,489	1,396,782

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust
Series 2019-4, Class A1,
2.90% (B), 10/25/2059 (A)	$ 8,426,506	$ 8,553,663
VNDO Mortgage Trust
Series 2012-6AVE, Class E,
3.34% (B), 11/15/2030 (A)	4,000,000	4,047,405

Total Mortgage-Backed Securities (Cost $263,897,970)		262,009,212

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.8%
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 08/01/2035	479,165	86,251
Uniform Mortgage-Backed Security
2.00%, TBA (C)	15,483,000	15,095,925
2.50%, TBA (C)	22,459,000	22,430,926
3.00%, TBA (C)	6,414,000	6,555,638
3.50%, TBA (C)	3,708,000	3,865,010

Total U.S. Government Agency Obligations (Cost $48,759,898)		48,033,750

U.S. GOVERNMENT OBLIGATIONS - 13.7%
U.S. Treasury - 12.6%
U.S. Treasury Bond
1.25%, 05/15/2050	18,407,000	15,005,300
1.88%, 02/15/2051	4,857,000	4,610,735
2.00%, 02/15/2050	6,987,000	6,824,880
2.25%, 05/15/2041 - 08/15/2049	31,913,900	32,453,927
2.38%, 05/15/2051	1,467,000	1,556,395
2.50%, 05/15/2046	9,450,000	10,034,719
2.75%, 08/15/2042 (F)	17,031,000	18,692,188
2.75%, 08/15/2047 - 11/15/2047	22,740,000	25,445,555
2.88%, 11/15/2046 - 05/15/2049	12,716,200	14,618,570
3.00%, 08/15/2048 - 02/15/2049	11,481,000	13,532,397
3.13%, 05/15/2048	1,568,000	1,884,662
3.50%, 02/15/2039	6,104,000	7,406,346
4.50%, 02/15/2036 (F)	8,848,000	11,801,711
U.S. Treasury Note
0.13%, 01/31/2023 - 08/31/2023	17,520,000	17,334,910
0.75%, 04/30/2026	2,666,000	2,575,918
0.88%, 06/30/2026	5,646,300	5,475,588
1.25%, 11/30/2026 - 08/15/2031	10,669,000	10,448,262
1.38%, 11/15/2031	142,000	136,853
1.63%, 11/15/2022 (F)	9,460,000	9,531,320
1.63%, 05/15/2031	6,288,000	6,211,365

		215,581,601

U.S. Treasury Inflation-Protected Securities - 1.1%
U.S. Treasury Inflation-Indexed Bond
0.25%, 02/15/2050	13,215,572	14,600,454
U.S. Treasury Inflation-Indexed Note
0.13%, 07/15/2030	4,710,673	5,114,270

		19,714,724

Total U.S. Government Obligations (Cost $230,280,003)		235,296,325

Transamerica Funds	Page 11

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Shares	Value
COMMON STOCK - 0.2%
Building Products - 0.2%
AMH New Finance, Inc. (J) (K) (L)	316,065	$ 2,398,933

Total Common Stock (Cost $1,684,626)		2,398,933

	Principal	Value
COMMERCIAL PAPER - 2.5%
Banks - 1.3%
Australia & New Zealand Banking Group Ltd.
0.20% (M), 03/11/2022	$ 11,000,000	10,999,023
Concord Minutemen Capital Co. LLC
0.16% (M), 02/10/2022	5,163,000	5,162,880
DBS Bank Ltd.
0.15% (M), 02/15/2022	1,400,000	1,399,947
Macquarie Bank Ltd.
0.26% (M), 03/07/2022	4,050,000	4,049,437
Sumitomo Mitsui Banking Corp.
0.14% (M), 02/09/2022	500,000	499,992

		22,111,279

Diversified Financial Services - 1.2%
Atlantic Asset Securitization LLC
0.28% (M), 04/29/2022	500,000	499,639
Liberty Street Funding LLC
0.22% (M), 03/16/2022	17,000,000	16,996,530
Nieuw Amsterdam Receivables Corp.
0.15% (M), 02/02/2022	700,000	699,997
Sheffield Receivables Co. LLC
0.15% (M), 02/08/2022	2,637,000	2,636,953

		20,833,119

Total Commercial Paper (Cost $42,941,495)		42,944,398

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.5%
U.S. Treasury Bill
0.05% (M), 03/10/2022	$ 3,540,000	$ 3,539,881
0.06% (M), 03/10/2022	3,993,000	3,992,865

Total Short-Term U.S. Government Obligations (Cost $7,532,559)		7,532,746

	Shares	Value
OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.04% (M)	7,547,260	7,547,260

Total Other Investment Company (Cost $7,547,260)		7,547,260

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp., 0.00% (M), dated 01/31/2022, to be repurchased at $5,088,239 on 02/01/2022. Collateralized by a U.S. Government Obligation, 3.63%, due 04/15/2028, and with a value of $5,190,115.	$ 5,088,239	5,088,239

Total Repurchase Agreement (Cost $5,088,239)		5,088,239

Total Investments (Cost $1,771,445,471)		1,767,422,400
Net Other Assets (Liabilities) - (3.1)%		(52,603,437)

Net Assets - 100.0%		$ 1,714,818,963

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury Ultra Bond	1	03/22/2022	$ 197,190	$ 188,938	$ —	$ (8,252)

Transamerica Funds	Page 12

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (N)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (O)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$256,085,001	$—	$256,085,001
Corporate Debt Securities	—	876,479,364	—	876,479,364
Foreign Government Obligations	—	13,521,329	—	13,521,329
Loan Assignment	—	10,485,843	—	10,485,843
Mortgage-Backed Securities	—	262,009,212	—	262,009,212
U.S. Government Agency Obligations	—	48,033,750	—	48,033,750
U.S. Government Obligations	—	235,296,325	—	235,296,325
Common Stock	—	—	2,398,933	2,398,933
Commercial Paper	—	42,944,398	—	42,944,398
Short-Term U.S. Government Obligations	—	7,532,746	—	7,532,746
Other Investment Company	7,547,260	—	—	7,547,260
Repurchase Agreement	—	5,088,239	—	5,088,239

Total Investments	$7,547,260	$1,757,476,207	$2,398,933	$1,767,422,400

LIABILITIES
Other Financial Instruments
Futures Contracts (P)	$(8,252)	$—	$—	$(8,252)

Total Other Financial Instruments	$(8,252)	$—	$—	$(8,252)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the total value of 144A securities is $911,144,994, representing 53.1% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2022, the total value of Regulation S securities is $9,822,763, representing 0.6% of the Fund’s net assets.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $38,736,487, collateralized by cash collateral of $7,547,260 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $31,979,795. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

Transamerica Funds	Page 13

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(G)	Restricted securities. At January 31, 2022, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Scientific Games International, Inc. 7.00%, 05/15/2028	11/12/2019	$699,000	$734,125	0.0	% (H)
Corporate Debt Securities	Scientific Games International, Inc. 7.25%, 11/15/2029	11/12/2019	796,000	861,328	0.1
Corporate Debt Securities	Scientific Games International, Inc. 8.25%, 03/15/2026	03/05/2019 - 07/29/2019	3,291,875	3,340,000	0.2

Total			$4,786,875	$4,935,453	0.3%

(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of January 31, 2022; the maturity dates disclosed are the ultimate maturity dates.
(J)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2022, the value of the security is $2,398,933, representing 0.1% of the Fund’s net assets.
(K)	Non-income producing security.
(L)	Security is Level 3 of the fair value hierarchy.
(M)	Rates disclosed reflect the yields at January 31, 2022.
(N)	There were no transfers in or out of Level 3 during the period ended January 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(O)	Level 3 securities were not considered significant to the Fund.
(P)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Funds	Page 14

Transamerica Bond

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Bond (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Transamerica Funds	Page 15

Transamerica Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 16